Borrowed Funds - Additional Information (Details) $ in Millions	Dec. 31, 2019 USD ($) Bank
Federal Reserve Bank of New York [Member] | Domestic Line of Credit [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 21.3
Other Corresponding Banks [Member] | Domestic Line of Credit [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 15.0
Number of corresponding banks with a line of credit available | Bank	2
Maximum borrowing capacity, unsecured basis	$ 10.0
Maximum borrowing capacity, requiring collateral	5.0
FHLB Advances [Member]
Line of Credit Facility [Line Items]
Carrying value of residential mortgage loans pledged under a blanket collateral agreement	136.9
Carrying value of FHLB stock pledged under a blanket collateral agreement	$ 4.8